Supplement (Institutional, Vanguard Institutional Total Stock Market Index Fu)	12 Months Ended
Dec. 31, 2011
Institutional | Vanguard Institutional Total Stock Market Index Fu
Supplement Text
Supplement Text:

[SHIP LOGO Vanguard (r)]

Vanguard Institutional Total Stock Market Index Fund

Supplement to the Prospectus and Summary Prospectus

New Target Index

Effective immediately, Vanguard Institutional Total Stock Market Index Fund has begun tracking its new target index, the CRSP US Total Market Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index, like the previous index, measures the overall stock market, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares Institutional Plus Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares Institutional Plus Shares

Management Expenses 0.04% 0.02%

12b-1 Distribution Fee None None

Other Expenses None None

Total Annual Fund Operating Expenses1 0.04% 0.02%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating the hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $4 $13 $23 $51

Institutional Plus Shares $2 $6 $11 $26

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These keycharacteristics include industry weightings and market capitalization, as well as certain financial measures such as price/earnings ratio and dividend yield.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds.

Prospectus Text Changes

The following replaces similar text in the More on the Fund section under the heading 'A Similar But Distinct Vanguard Fund':

The Fund offered by this prospectus should not be confused with Vanguard Total Stock Market Index Fund, a separate Vanguard fund that also seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. Both funds invest in representative samples of the stocks that make up their target indexes, but specific stocks held by the funds will differ. This index sampling strategy, combined with differences in the funds' respective cash flows and expenses, is expected to produce slightly different investment performance by the funds. Although Vanguard Institutional Total Stock Market Index Fund offers lower expenses, investors should not necessarily expect this Fund to outperform Vanguard Total Stock Market Index Fund over any particular period of time. To obtain a prospectus for Vanguard Total Stock Market Index Fund, please call 800-662-7447.

Within the same section, the 'Plain Talk About Fund Expenses' is replaced with the following:

Plain Talk About Fund Expenses

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated in the Fees and Expenses section, Vanguard Institutional Total Stock Market Index Fund's expense ratios would be as follows: for Institutional Shares, 0.04%, or $0.40 per $1,000 of average net assets; for Institutional Plus Shares, 0.02%, or $0.20 per $1,000 of average net assets. The average expense ratio for multi-cap core funds in 2011 was 1.18%, or $11.80 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry).

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Securities Prices, and neither the University of Chicago nor its Center for Research in Securities Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All Rigths reserved.

Vanguard Marketing Corporation PSI 871A 012013

Vanguard Institutional Total Stock Market Index Fu | Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu	Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu		Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Management Expenses		0.04%	0.02%
12b-1 Distribution Fee		none	none
Other Expenses		none	none
Total Annual Fund Operating Expenses	[1]	0.04%	0.02%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Institutional Total Stock Market Index Fund Institutional) Vanguard Institutional Total Stock Market Index Fu (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares	4	13	23	51
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares	2	6	11	26

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures such as price/earnings ratio and dividend yield.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Shareholder Fees (Vanguard Institutional Total Stock Market Index Fu, USD $)	12 Months Ended
Dec. 31, 2011
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard Institutional Total Stock Market Index Fu)	12 Months Ended
Dec. 31, 2011
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04% [1]
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02% [1]

[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Institutional Total Stock Market Index Fu, USD $)	12 Months Ended
Dec. 31, 2011
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 4
3 YEAR	13
5 YEAR	23
10 YEAR	51
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	2
3 YEAR	6
5 YEAR	11
10 YEAR	$ 26

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Institutional Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000862084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 15, 2013
Vanguard Institutional Total Stock Market Index Fu | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures such as price/earnings ratio and dividend yield.

Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.04%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	4
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	13
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	23
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	51
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.02%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	2
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	6
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	11
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	26
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.